Loss Before Income Tax (Tables)	9 Months Ended
Mar. 31, 2022
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	Note	2022	2021	2022	2021
Revenue
Commercialization revenue		2,011	1,958	6,815	5,438
Milestone revenue		—	—	1,172	—
Interest revenue		—	2	1	23
Other revenue		—	(45)	—	—
Total Revenue		2,011	1,915	7,988	5,461

Clinical trial and research & development		(1,592)	(4,392)	(7,823)	(17,802)
Manufacturing production & development		(6,366)	(7,181)	(20,855)	(24,859)

Employee benefits
Salaries and employee benefits		(4,522)	(7,000)	(15,192)	(21,768)
Defined contribution superannuation expenses		(98)	(90)	(313)	(281)
Equity settled share-based payment transactions(1)		(1,889)	(2,020)	(4,445)	(10,440)
Total Employee benefits		(6,509)	(9,110)	(19,950)	(32,489)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(283)	(280)	(852)	(723)
Right of use asset depreciation		(442)	(410)	(1,282)	(1,249)
Intellectual property amortization		(389)	(393)	(1,175)	(1,163)
Total Depreciation and amortization of non-current assets		(1,114)	(1,083)	(3,309)	(3,135)

Other Management & administration expenses
Overheads & administration		(2,374)	(1,879)	(7,442)	(5,625)
Consultancy		(737)	(1,054)	(2,514)	(4,050)
Legal, patent and other professional fees		(1,926)	(2,633)	(4,647)	(5,528)
Intellectual property expenses (excluding the amount amortized above)		(789)	(528)	(2,212)	(1,808)
Total Other Management & administration expenses		(5,826)	(6,094)	(16,815)	(17,011)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	672	1,534	601	18,103
Total Fair value remeasurement of contingent consideration		672	1,534	601	18,103

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	896	—	3,048	—
Total Fair value remeasurement of warrant liability		896	—	3,048	—

Other operating income and expenses
Government grant revenue		—	39	—	56
Foreign exchange gains/(losses)		336	986	(10)	1,364
Foreign withholding tax paid		56	—	(3)	—
Total Other operating income and expenses		392	1,025	(13)	1,420

Finance (costs)/gains
Remeasurement of borrowing arrangements		387	723	(450)	4,678
Interest expense		(4,298)	(3,950)	(12,501)	(11,871)
Total Finance costs		(3,911)	(3,227)	(12,951)	(7,193)

Total loss before income tax		(21,347)	(26,613)	(70,079)	(77,505)

(1)	Share-based payment transactions

For the three and nine months ended March 31, 2022 and 2021, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars)	2022	2021	2022	2021
Research and development	1,047,388	1,551,452	2,691,605	6,686,053
Manufacturing and commercialization	123,430	7,198	334,187	372,373
Management and administration	718,082	461,096	1,418,753	3,382,048
Equity settled share-based payment transactions	1,888,900	2,019,746	4,444,545	10,440,474